Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of all the subsidiaries and VIEs of the Company. All transactions and balances between the Company and its subsidiaries and VIEs have been eliminated upon consolidation

Foreign Currency Translation and Transactions

(c) Foreign currency translation and transactions

The functional currency of HUSN and HKFS is United States dollars (“US$” or “$”). The functional currency of Yingxin Yijia, CIFS (Xiamen) Financial Leasing, Sheng Ying Xin and its subsidiaries are Renminbi (“RMB”), and the PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income (loss) for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiary and the financial statements of the VIEs are prepared using RMB and are translated into the Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and Shareholders’ equity is translated at historical exchange rates except for the change in retained earnings during the year which is the result of the net income (loss). The cumulative translation adjustments are recorded in accumulated other comprehensive income (loss) in the accompanying consolidated statements of shareholders’ equity.

The exchange rates used are as follows:

	December 31, 2019	December 31, 2018

RMB exchange rate at balance sheets dates,	6.9762	6.8632

	Year Ended December 31,
	2019	2018	2017

Average exchange rate for each year	6.8944	6.6174	6.7518

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from the People’s Bank of China.

Use of Estimates

(d) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Management makes its estimates based on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of goodwill, intangibles and other long-lived assets, and the fair value of identifiable assets and liabilities acquired through business combination.

Cash

(e) Cash

Cash and cash equivalents consist of cash on hand, cash on deposit and other highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased. The Company maintains cash with various financial institutions mainly in the PRC. As of December 31, 2019 and 2018, the Company had no cash equivalents.

Accounts Receivable and Loans to Third Parties

(f) Accounts receivable and loans to third parties

Accounts receivable and loans to third parties are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable and loans receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Based on management’s assessment of the collectability of the accounts receivable and loans to third party, allowance for loans to third party was $39,402,683as of December 31, 2019, and, allowance for loans to third party was $7,119,594 as of December 31, 2018. The value-added tax receivable from customers included in the accounts receivable in the balance sheet were $97,287and $1,006,361 as of December 31, 2019 and 2018, respectively. The accounts receivable, except for the principal of factoring as of December 31, 2019 were 0.07% collected as of March 31, 2020.

Property and Equipment

(g) Property and Equipment

The Company records equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with a 5% residual value for electronic equipment, and a 5% residual value for furniture and a 0% residual value for leasehold improvement.

Estimated useful lives of property and equipment:

Useful Life
Furniture	10 years
Electronic equipment	3 years
Leasehold improvements	Shorter of life of asset or lease

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of operations. The Company charges maintenance, repairs and minor renewals directly to expense as incurred.

Intangible Assets

(h) Intangible Assets

Intangible assets, comprising accounting software and big data platform, which are separable from the property and equipment, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Impairment of Long-Lived Assets

(i) Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the year ended December 31, 2019, the Company did not recognize any impairment loss of its long-lived assets. For the year ended December 31, 2018, the Company recognized $73,999 impairment loss of its long-lived assets. For the year ended December 31, 2017, the Company did not recognize any impairment loss of its long-lived assets.

Statutory Reserve

(j) Statutory Reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of Board of Directors.

Revenue Recognition

(k) Revenue recognition

The Company adopted ASC Topic 606, “Revenue from Contracts with Customers” effective January 1, 2019, applying the modified retrospective method.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s services include commercial payment advisory services, intermediary bank loan advisory services, international corporate financing advisory services, technical services and factoring services.

For commercial payment advisory service after signing contracts with the client, the Company starts to identify and select banks and financial products and coordinates with banks to structure financing solutions for the client. Then the client prepares application materials and sends them to the bank. When approved by the bank, the client will deposit cash with the bank or purchases wealth management products sold by the bank. After this step, the bank will issue a letter of guarantee, which the client will pledge as security for the acceptance bills. The letter of guarantee is a document that the bank provides certifying itself as guarantor. The Company’s service fee is a percentage of the amount of cash deposited with or wealth management products purchased from the bank by the client. The Company recognizes revenue after the client receives a credit contract from the bank and when the Company receives a contract completion confirmation from the client.

For intermediary bank loan advisory services, the Company matches small-to-medium sized enterprises (“SMEs”) with financing sources. The Company charges borrowers an introduction fee which is calculated at a percentage of the loan. The Company recognizes revenue after the client receives a bank credit contract from the bank and when the Company receives a contract completion confirmation from the client. The Company typically receives the contract completion confirmation when the client receives the bank financing and signs off on the contract completion confirmation.

For international corporate financing advisory services, the Company works with overseas banks to structure and provide clients with financing solutions to obtain facilities from overseas banks for the clients’ offshore affiliates. After signing the contract with the client, the Company will identify overseas banks and domestic banks, structure financing solutions and facilitate application processes. After the client provides security to the domestic bank, the domestic bank will issue a letter of guarantee to the overseas bank. The overseas bank will provide credit to the affiliate designated by the client. The Company’s service fee is a percentage of credit granted by the overseas bank to the offshore affiliate. The Company recognizes revenue after the offshore affiliate receives credit approval notice from the offshore bank and when the Company receives a contract completion confirmation from the client. The Company typically receives the contract completion confirmation when the affiliate receives the bank financing and the client signs off on the contract completion confirmation.

For technical services, after signing the contract, the Company provides the clients with the technical services and charges a fee for the technical service. The Company recognizes revenue when the services are rendered.

For factoring services, generally after we checked the documents such as client information, contracts, invoices supporting the client’s credit worth, authenticity of the business contracts and the collectability of receivables, we will sign the factoring service contract with client. Upon signing the contract, we request the client to pay us the management fee which we record as revenue upon receipt. After signing the factoring contract, we will wire the factored amount to the client’s designated party, generally its suppliers, and will collect the amount over the contact period. At each month end we will record the factoring service revenue based on the service fee ratio and the amount we factored.

There is no claw back provisions or other guarantees. Full services fees are due upon the contract completion confirmation from the client.

Taxation

(l) Taxation

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses the assets and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive income (loss) in the period that includes the enactment date.

The Company follows a more likely than not threshold and a two-step approach for the measurement of tax positions and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including the resolution of related appeals or litigation process, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of other expense in the consolidated statements of operations and comprehensive income (loss).

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities. The tax returns of the Company’s PRC subsidiaries and VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration Law on the Levying and Collection of Taxes, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company did not have any material interest or penalties associated with tax positions for the years ended December 31, 2019, 2018 and 2017 and did not have any significant unrecognized uncertain tax positions as of December 31, 2019, 2018 and 2017. The Company does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2019.

Cost of Revenues	(m) Cost of revenues The Company’s cost of revenues mainly consists of revenue-generating staff costs.
Research and Development Expenses

(n) Research and development expenses

The Company accounts for expenses for the enhancement, maintenance and technical support for the Company’s Internet platforms and intellectual property that are used in its daily operations as research and development expenses. Research and development costs are charged to expense when incurred. Expenses for research and development for the years ended December 31, 2019, 2018 and 2017 were approximately nil and US$3,512,512, US$92,683, respectively.

Comprehensive Income (Loss)

(o) Comprehensive income (loss)

The Company presents comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for reporting and displaying comprehensive income (loss) and its components in the consolidated financial statements. Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented in the Company’s consolidated balance sheets are the cumulative foreign currency translation adjustments.

Earnings (Loss) Per Share

(p) Earnings (loss) per Share

Earnings (loss) per share (“EPS”) are calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common stock. The dilutive effect of outstanding common share warrants and options are reflected in the diluted earnings per share by application of the treasury stock method when the impact is dilutive. Potential common shares that have an anti-dilutive effect are excluded from the calculation of diluted EPS. There is no dilutive effect for the years ended December 31, 2019, 2018 and 2017.

Fair Value of Financial Instruments

(q) Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable, other receivable and short-term loans approximate their fair values because of the short-term nature of these instruments.

Deferred Offering Costs

(r) Deferred offering costs

The Company capitalized all direct and incremental professional fees incurred relating to the Company’s Initial public offering (“IPO”), which were offset against the gross proceeds of the offering. Total deferred offering costs as of December 31, 2016 and December 31, 2017 are $312,202 and $nil, respectively. During the year ended December 31, 2017, deferred offering costs of $864,673 were deducted from the proceeds from IPO.

Goodwill

(s) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required.

Jobs Act Accounting Election

(t) Jobs Act accounting election

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(2) of the Jobs Act, that allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election, the financial statements may not be comparable to companies that comply with public company effective dates.

Recently Issued Accounting Standards

(u) Recently issued accounting standards

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (as further amended or clarified by other related ASUs issued subsequently in 2015, 2016 and 2017). ASU No. 2014-09 clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and IFRS. Simultaneously, this ASU supersedes the revenue recognition requirements in ASC Topic 605-Revenue Recognition and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of this ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. For public business entities, certain not-for-profit entities, and certain employee benefit plans, the amendments in ASU No. 2014-09 and the amendments in other related ASUs that affected the guidance in ASU 2014-09 should be applied to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company, as an EGC, adopted these ASUs related to ASC topic 606 from January 1, 2019. Management assessed that there is no material impact to the beginning balance of its retained earnings.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the amendments in this ASU is permitted for all entities. In July 2018, the FASB issued ASU No. 2018-11, “Leases (Topic 842)–Targeted Improvements”, which provide another transition method in addition to the existing transition method by allowing entities to initially apply the new lease standard at the adoption date (such as January 1, 2019, for calendar year-end public business entities) and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, and provide lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606). The Company adopted the amendments in these ASUs on January 1, 2019 using the additional modified retrospective transition method provided by ASU No. 2018-11. The adoption didn’t result in a material adjustment to the Company’s retained earnings as of January 1, 2019. Based on the Company’s current office space lease agreements as of December 31, 2019, the lease term are 12 months or less. The company asses lease, which qualify for the short-term lease measurement and recognition exemption.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The guidance is effective for an EGC for annual reporting periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact on its consolidated financial position and results of operations upon adopting these amendments.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Others (Topic 350)-Simplify the Test for Goodwill Impairment”. To simplify the subsequent measurement of goodwill, the amendments in this ASU eliminated Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The amendments in this ASU also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. An entity should apply the amendments in this ASU on a prospective basis. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has early adopted the amendments in this ASU, and the adoption of this ASU did not have a material impact on its consolidated financial position and results of operations.

In June 2018, the FASB issued ASU No. 2018-07: “Compensation—Stock Compensation (Topic 718)-Improvements to Nonemployee Share-Based Payment Accounting”. The Board is issuing this Update as part of its Simplification Initiative. The amendments in this Update expand the scope of Topic 718 to include share based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. An entity should only remeasure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Upon transition, the entity is required to measure these nonemployee awards at fair value as of the adoption date. The entity must not remeasure assets that are completed. Disclosures required at transition include the nature of and reason for the change in accounting principle and, if applicable, quantitative information about the cumulative effect of the change on retained earnings or other components of equity. Based on the Company’s evaluation, the Company does not expect the adoption of the amendments in this ASU to have a material impact on its consolidated financial position and results of operations.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company does not expect the adoption of these amendments to have a material impact on its consolidated financial position and results of operations.

Other than the above, management does not believe that any of the recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Going Concern

2(v) Going Concern

The Company has suffered from losses from operation and significant accumulated deficits. It’s net loss for the year ended December 31, 2019 was 61,995,758, and turned the retained earnings as of December 31, 2018 to 2019 from $36,653,460 to (25,379,698). As of December 31, 2019, the Company has cash and cash equivalents of 13,567 and net cash used in operating activities during the year ended December 31, 2019 was 1,071,378. The Company comes to have insufficient cash flows generated from operations and provided for development. In addition, the Company continues to experience negative cash flows from operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The management determines that additional effort will be required to improve the operation so that the Company may generate more profits to sustain its continuous. The Company may explore the channels to raise additional capital or any opportunities to improve the cash flow in the years to come.